Adoption of Accounting Policies	12 Months Ended
Mar. 02, 2013
Adoption of Accounting Policies
2.	ADOPTION OF ACCOUNTING POLICIES

In September 2011, the Financial Accounting Standards Board (the “FASB”) issued authoritative guidance to simplify how entities, both public and non-public, test goodwill for impairment. The guidance amends previous literature by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Under previous guidance, an entity was required to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of the reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the new authoritative guidance, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying value. The new authoritative guidance became effective for annual and interim goodwill impairment tests performed for fiscal years beginning on or after December 15, 2011, with early adoption permitted. The Company adopted the guidance in the first quarter of fiscal 2013. The adoption did not have a material impact on the Company’s results of operations, financial condition or disclosures.

In June 2011, the FASB issued authoritative guidance which is expected to improve the comparability, consistency, and transparency of financial reporting as well as increase the prominence of items reported in other comprehensive income. The guidance amends previous literature by eliminating the option to present components of other comprehensive income as part of the consolidated statement of changes in shareholders’ equity, among other amendments. The guidance now provides entities with the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the amended guidance requires entities to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The new authoritative guidance became effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2011 and is to be applied retrospectively, with early adoption permitted. The Company adopted the guidance in the first quarter of fiscal 2013, and as a result, has chosen to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements.

In May 2011, the FASB, as a result of work performed with the International Accounting Standards Board, issued authoritative guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The guidance is expected to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The guidance presents certain amendments to clarify existing fair value measurements and disclosure requirements such as clarifying the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and clarifying that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. Furthermore, the guidance amends previous literature by requiring additional disclosures about fair value measurements, specifically requesting more information about the valuation processes used for fair value measurements categorized within Level 3 of the fair value hierarchy as well as presenting sensitivity of the fair value measurements to changes in unobservable inputs in Level 3 valuations. The guidance also amends previous literature around measuring the fair value of financial instruments that are managed within a portfolio as well as the application of premiums and discounts in a fair value measurement. The new authoritative guidance became effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted the guidance in the first quarter of fiscal 2013. The adoption did not have a material impact on the Company’s results of operations or financial condition. Additional disclosure has been added to note 3 to present the significant unobservable inputs used in the fair value measurement of each of the Level 3 assets as well as the impact on the fair value measurement resulting from a significant increase or decrease in each input in isolation.